REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2026
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

3.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Six Months Ended
	June 30,
	2025	2026
Room revenues	5,249	5,072
Food and beverage revenues	637	639
Others	304	272
Leased and owned hotels revenues	6,190	5,983
Central reservation system usage fees, other system maintenance and support fees	1,931	2,394
On-going management and service/royalty fees	1,792	2,147
Reimbursements for hotel manager fees	1,029	1,275
Initial one-time license/franchise fee	78	80
Other fees	534	696
Manachised and franchised hotels revenues	5,364	6,592
Other revenues	267	542
Total revenues	11,821	13,117

Contract Balances

The Group’s contract assets are insignificant at December 31, 2025 and June 30, 2026.

	As of
	December 31,	June 30,
	2025	2026
Current contract liabilities	1,823	2,004
Long-term contract liabilities	1,602	1,674
Total contract liabilities	3,425	3,678

The contract liabilities balances above are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2025 and June 30, 2026.

The Group recognized revenues that were previously deferred as contract liabilities of RMB503 and RMB512 during the six months ended June 30, 2025 and 2026, respectively.